Schedule of Contract Assets (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assetsliabilities
Progress billings to date	$ 19,693,046	$ 26,612,224	$ 21,137,410
Less: Revenue recognized to date	(15,617,945)	(21,105,331)	(14,113,469)
Less: Credit losses	(293,431)	(396,528)
Contract assets	3,781,670	5,110,365	7,023,941
Contract assets, current	$ 3,781,670	$ 5,110,365	$ 7,023,941